Employee Incentive Schemes (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for Option Grants Issued

In accordance with ASC 718, the fair value of the option grants was estimated on the date of each grant using the Trinomial Lattice model. The assumptions for these grants were:

	Grant Date
	Aug-14	Dec-13	Dec-13	Aug-13	Mar-13	Nov-12	Nov-12	Sep-12	Mar-12
Exercise Price (A$)	0.17	Nil	0.49	0.71	0.79	Nil	1.09	0.73	0.75
Share Price at Grant Date (A$)	0.17	0.49	0.49	0.71	0.79	1.09	1.09	0.73	0.75
Volatility	71%	63%	63%	64%	65%	66%	66%	67%	67%
Expected Life (years)	7	7	7	7	7	7	7	7	7
Risk Free Interest Rate	3.13%	3.82%	3.82%	3.54%	3.37%	2.82%	2.82%	3.00%	3.78%
Fair Value of Option (A$)	0.10	0.49	0.28	0.41	0.45	1.09	0.63	0.42	0.44

Stock Option Activity

Stock option activity during the current period is as follows:

	Number of shares	Weighted average issue price A$
Balance at December 31, 2013	10,606,099	1.07
Granted	152,000	0.10
Exercised	(8,333)	0.00
Lapsed	(1,416,330)	1.04

Balance at December 31, 2014	9,333,436	1.06

Stock Options Outstanding

The following table represents information relating to stock options outstanding under the plans as of December 31, 2014:

	Options Outstanding		Options Exercisable Shares
Exercise Price A$	Shares	Weighted average remaining life in years

$0.35	380,603	1	380,603
$1.18	549,000	2	549,000
$1.20	525,000	3	525,000
$0.89	665,000	3	665,000
$0.70	146,000	4	146,000
$0.50	8,000	4	8,000
$0.00	50,001	4	50,001
$0.94	768,667	4	768,667
$0.00	388,334	4	388,334
$1.72	1,235,000	5	1,155,000
$1.60	50,000	2	50,000
$1.58	226,000	3	226,000
$0.00	91,667	3	91,667
$1.37	263,000	3	263,000
$1.38	2,300,000	3	2,300,000
$1.00	66,000	4	66,000
$0.89	240,000	4	240,000
$0.00	100,000	4	100,000
$0.75	96,664	4	96,664
$0.73	86,000	5	57,334
$1.09	287,500	5	191,640
$0.00	137,500	5	91,664
$0.79	24,000	5	16,000
$0.71	30,000	6	10,000
$0.49	307,500	6	102,486
$0.00	220,000	6	73,332
$0.17	92,000	7	0

	9,333,436		8,611,392

Employee Stock Options Exercised and Number of Shares Issued

The table below sets forth the number of employee stock options exercised and the number of shares issued in the period from December 31, 2012. We issued these shares in reliance upon exemptions from registration under Regulation S under the Securities Act of 1933, as amended.

Period Ending	Number of Options Exercised and Corresponding Number of Shares Issued	Weighted Average Exercise Price (A$)	Proceeds Received (A$)
2012	115,240	0.25	24,086
2013	1,497,025	0.20	360,598
2014	8,333	0.00	0

Unrecognized Compensation Expense Related to Unvested Share-Based Compensation Arrangements Expected to be Recognized

As of December 31, 2014, there was A$125,758 of unrecognized compensation expense related to unvested share-based compensation arrangements under the Employee Option Plan. This expense is expected to be recognized as follows:

Fiscal Year	A$
2015	100,210
2016	24,642
2017	906

125,758

Restricted Shares Issued

The table below sets forth the restricted shares issued by the Company since 2012:

	Number of Restricted Shares Issued	Market Value of Restricted Shares Issued (A$)
November, 2012	77,945	84,960
May, 2013	917	1,000
December, 2013	142,800	69,972
June, 2014	2,040	1,000

Restricted Stock Awards Activity

Restricted stock awards activity during the current period is as follows:

	Number of shares	Weighted average issue price A$
Balance at December 31, 2013	260,801	0.72
Granted	2,040	0.49
Release of restricted shares	(28,354)	0.71

Balance at December 31, 2014	234,487	0.72